Consolidated Statements of Income (Loss) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) [Abstract]
Sales	$ 28,748	$ 23,465	$ 16,876
Costs and expenses
Cost of goods sold	25,401	20,456	15,387
Depreciation and amortization	686	656	725
Selling, general and administrative	1,415	1,274	1,155
Interest (income) expense, net	(6)	(11)	7
Equity income	(121)	(132)	(112)
Other expense, net	156	25	191
Income (loss) from operations before income taxes	1,217	1,197	(477)
Income taxes	202	194	(24)
Net income (loss)	1,015	1,003	(453)
Net loss attributable to non-controlling interests	3
Net income (loss) attributable to Magna International Inc.	$ 1,018	$ 1,003	$ (453)
Earnings (loss) per Common Share or Class B Share:
Basic	$ 4.26	$ 4.36	$ (2.03)
Diluted	$ 4.20	$ 4.30	$ (2.03)
Cash dividends paid per Common Share or Class B Share	$ 1.00	$ 0.42	$ 0.09
Average number of Common Shares and Class B Shares outstanding during the year [in millions]:
Basic	239.3	230.0	223.6
Diluted	242.8	233.0	223.6